BUSINESS COMBINATIONS - Goodwill Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in goodwill [abstract]
Balance at beginning of year	$ 188,538	$ 104,846
Additions related to new acquisitions	204,472	83,706
Translation	17	(14)
Measurement period adjustment	(267)	0
Balance at end of year	$ 392,760	$ 188,538